1
Gabelli Pet Parents’ Fund
Schedule of Investments — December 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 95 .0%
Consumer Products — 4 .6%
1,300 Oil-Dri Corp. of America ............................ $ 43,602
2,000 Spectrum Brands Holdings Inc. ................ 121,840
165,442
Consumer Services — 4 .1%
1,750 Amazon.com Inc. † ................................... 147,000
Diagnostics — 9 .3%
1,750 Heska Corp. † ........................................... 108,780
550 IDEXX Laboratories Inc. † .......................... 224,378
333,158
Pet Food and Nutrition — 11 .5%
26,000 BARK Inc. † .............................................. 38,740
500 Colgate-Palmolive Co. .............................. 39,395
5,000 Freshpet Inc. † .......................................... 263,850
600 Nestlé SA ................................................. 69,523
411,508
Pet Healthcare — 20 .8%
6,000 CVS Group plc ......................................... 140,432
20,000 Elanco Animal Health Inc. † ....................... 244,400
1,250 Patterson Cos. Inc. ................................... 35,037
27,500 Petco Health & Wellness Co. Inc. † ............ 260,700
250 Virbac SA ................................................. 61,016
741,585
Pet Products — 9 .7%
1,600 Central Garden & Pet Co. † ........................ 59,920
5,500 Chewy Inc. , Cl. A † .................................... 203,940
500 Church & Dwight Co. Inc. ......................... 40,305
300 The Clorox Co. ......................................... 42,099
346,264
Pet Services — 16 .9%
32,750 PetIQ Inc. † ............................................... 301,955
30,000 Pets at Home Group plc ............................ 102,857
300 Tractor Supply Co. .................................... 67,491
2,750 Trupanion Inc. † ........................................ 130,708
603,011
Pharmaceuticals — 14 .8%
22,500 Animalcare Group plc ............................... 61,883
1,500 Dechra Pharmaceuticals plc ...................... 47,476
5,000 Eco Animal Health Group plc † ................... 6,105
10,000 Phibro Animal Health Corp. , Cl. A .............. 134,100
1,900 Zoetis Inc. ................................................ 278,445
528,009
Retail — 3 .3%
1,250 CVS Health Corp. ...................................... 116,487
TOTAL COMMON STOCKS ........................ 3,392,464
Shares
Market
Value
PREFERRED STOCKS — 2 .2%
Retail — 2 .2%
2,250 Qurate Retail Inc. , 8.000% , 03/15/31 ........ $ 77,085
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 2 .8%
$ 100,000 U.S. Treasury Bill,
3.707% †† , 01/12/23 ............................. 99,913
TOTAL INVESTMENTS — 100.0%
(Cost $ 4,209,595 ) ................................. $ 3,569,462
† Non-income producing security.
†† Represents annualized yield at date of purchase.